Common Stock - Additional Information (Detail) - shares	1 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Jun. 01, 2020
Common Class A [Member]
Conversion of Stock [Line Items]
Common Stock, Shares Authorized		500,000,000		500,000,000
Common Stock, Shares, Issued				0
Common Stock, Shares, Outstanding		34,500,000		0
Common Class A [Member] | Rigetti Holdings [Member]
Conversion of Stock [Line Items]
Common Stock, Shares Authorized					140,830,491
Common Stock, Voting Rights	one vote
Common Class B [Member]
Conversion of Stock [Line Items]
Common Stock, Shares Authorized		50,000,000		50,000,000
Common Stock, Shares, Issued		8,625,000		8,625,000
Common Stock, Shares, Outstanding		8,625,000		8,625,000
Common Class B [Member] | Rigetti Holdings [Member]
Conversion of Stock [Line Items]
Common Stock, Shares Authorized					29,502,847
Common Stock, Voting Rights	non
Common Stock, Shares, Issued		0
Common Stock, Shares, Outstanding			0